Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Net of income tax (provision), Reclassification to earnings of net losses related to divestitures				$ 0
Net of income tax provision, reclassification to earnings of (gains)	$ 3	$ (2)	$ 2	11	$ 11
Net of income tax (provision) gains on derivatives designated as cash flow hedges	(208)	878	(72)	842	147
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	29	40	41	119	100
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	12	23	50	83	(145)
Net of income tax (provision (recovery)), gains (losses) on remeasurement of pension and other employee future benefit plans	1	(1)	(2)	0	(2)
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(152)	(194)	(9)	(370)	79
Net of income tax (provision (recovery)) of gain on re measurement of pension and other employee future benefit plans.	35	(160)	(26)	(185)	(283)
Debt securities [member]
Statement [Line Items]
Net of income tax (provision) recovery, unrealized gains(losses) on fair value through OCI securities	$ 0	$ 84	$ (7)	$ 105	$ 5